Note 4 - Accounts Receivable (Details) - Accounts Receivable (USD $)	Dec. 31, 2013	Dec. 31, 2012
AccountsReceivableAbstract
Accounts receivable-margin clients	$ 6,111,916	$ 15,054,331
Less: Allowance for doubtful accounts	(135,275)
Accounts receivable- margin clients, net	5,976,641	15,054,331
Accounts receivable-others	15,427,520	5,012,320
Less: Allowance for doubtful accounts	(102,236)	(41,893)
Accounts receivable-others, net	$ 15,325,284	$ 4,970,427